SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Accounting Policies [Abstract]
Minimum maturity period of short term investments in time deposits	90 days
Marketable debt securities	$ 0	$ 0